Schedule of Investments PIMCO Total Return Fund V	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.5% ¤
CORPORATE BONDS & NOTES 34.4%
BANKING & FINANCE 17.8%
ABN AMRO Bank NV
2.470% due 12/13/2029 •		$800	$758
Aircastle Ltd.
6.500% due 07/18/2028		200	206
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		15	13
Ally Financial, Inc.
7.100% due 11/15/2027		300	309
American Express Co.
5.085% due 01/30/2031 •		500	506
American Homes 4 Rent LP
5.500% due 02/01/2034		800	811
American Honda Finance Corp.
4.550% due 04/10/2028		400	399
Banco Santander SA
5.294% due 08/18/2027		400	403
6.527% due 11/07/2027 •		400	403
Bank of America Corp.
4.948% due 07/22/2028 •		500	502
5.202% due 04/25/2029 •		1,800	1,817
6.204% due 11/10/2028 •		780	796
Bank of Montreal
4.309% due 06/01/2027	CAD	900	642
Bank of New York Mellon Corp.
4.026% due 01/22/2030 •		$400	394
Barclays PLC
4.521% due 02/24/2032 •		700	684
6.490% due 09/13/2029 •		1,400	1,449
Blue Owl Capital Corp.
6.450% due 09/15/2028		400	405
BPCE SA
2.045% due 10/19/2027 •		300	298
5.184% due 06/02/2032 •		300	300
7.003% due 10/19/2034 •		400	436
Brandywine Operating Partnership LP
3.950% due 11/15/2027		100	98
8.300% due 03/15/2028		100	104
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340% due 01/30/2032		1,900	1,668
Brookfield Finance, Inc.
2.724% due 04/15/2031		15	14
Citibank NA
4.876% due 11/19/2027 •		800	802
Citigroup, Inc.
4.075% due 04/23/2029 •		600	594
4.658% due 05/24/2028 •		1,100	1,101
Credit Agricole SA
4.656% due 01/12/2032 •		300	295
CTP NV
3.625% due 03/10/2031	EUR	1,300	1,481
Danske Bank AS
4.999% due 03/27/2032 •		$1,000	1,000
Deutsche Bank AG
2.311% due 11/16/2027 •		150	149
5.060% due 04/14/2032 •		450	449
Digital Dutch Finco BV
1.500% due 03/15/2030	EUR	600	644
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		$400	395
Equitable Financial Life Global Funding
1.300% due 07/12/2026		15	15
European Investment Bank
3.750% due 02/14/2033		15	15
Ford Motor Credit Co. LLC
4.125% due 08/17/2027		1,300	1,289
7.350% due 11/04/2027		900	925
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		600	595
4.516% due 01/21/2032 •		3,700	3,631
5.727% due 04/25/2030 •		800	820
6.484% due 10/24/2029 •		200	207

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

Golub Capital BDC, Inc.
7.050% due 12/05/2028		300	308
Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		615	599
HA Sustainable Infrastructure Capital, Inc.
5.950% due 07/15/2033		450	452
6.000% due 03/15/2036		300	296
6.150% due 01/15/2031		100	103
6.375% due 07/01/2034		200	204
Host Hotels & Resorts LP
2.900% due 12/15/2031		58	52
3.375% due 12/15/2029		750	716
3.500% due 09/15/2030		1,300	1,230
HSBC Holdings PLC
5.887% due 08/14/2027 •		1,900	1,903
ING Bank NV
4.711% due 07/07/2031 (a)		300	299
ING Groep NV
6.083% due 09/11/2027 •		1,500	1,504
Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		200	210
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		1,100	1,082
4.550% (SOFRRATE + 0.920%) due 04/22/2028 ~		300	301
5.299% due 07/24/2029 •		1,300	1,317
5.571% due 04/22/2028 •		200	202
5.581% due 04/22/2030 •		200	204
Kilroy Realty LP
2.500% due 11/15/2032		900	747
2.650% due 11/15/2033		400	326
4.750% due 12/15/2028		100	99
KODIT Global Co. Ltd.
5.357% due 05/29/2027		300	302
Lloyds Banking Group PLC
4.241% due 02/10/2030 •		700	691
Lower Ferry Re Ltd.
8.156% (MSMMUSTF + 4.646%) due 07/08/2030 ~		250	250
9.014% (MSMMUSTF + 5.504%) due 07/08/2030 ~		250	250
Manulife Financial Corp.
3.703% due 03/16/2032		15	14
MassMutual Global Funding II
4.000% due 01/22/2029		400	394
Mitsubishi UFJ Financial Group, Inc.
4.823% (SOFRRATE + 1.190%) due 04/21/2032 ~		500	506
Mizuho Bank Ltd.
4.395% due 04/16/2029		300	299
Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		400	407
5.778% due 07/06/2029 •		200	204
Morgan Stanley
4.133% due 10/18/2029 •		700	691
4.493% due 01/16/2032 •		2,800	2,746
4.654% (SOFRRATE + 1.020%) due 04/13/2028 ~		500	502
5.230% due 01/15/2031 •		400	405
5.652% due 04/13/2028 •		200	202
5.656% due 04/18/2030 •		200	204
6.407% due 11/01/2029 •		300	311
Morgan Stanley Bank NA
4.319% (SOFRRATE + 0.685%) due 10/15/2027 ~		400	400
5.504% due 05/26/2028 •		250	252
Mutual of Omaha Cos Global Funding
4.750% due 10/15/2029		400	400
Nationwide Building Society
6.557% due 10/18/2027 •		300	302
NatWest Group PLC
4.983% due 06/18/2032 •		700	700
NatWest Markets PLC
4.654% due 03/27/2029		1,000	999
Nomura Holdings, Inc.
6.070% due 07/12/2028		1,600	1,643
Norinchukin Bank
2.080% due 09/22/2031		1,100	951
5.094% due 10/16/2029		400	403
Pacific Life Global Funding II
4.850% due 02/10/2030		800	803
Palm RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 06/07/2033 ~		250	254
Prologis LP
4.200% due 02/15/2033	CAD	700	498
RGA Global Funding
2.700% due 01/18/2029		$900	855
6.000% due 11/21/2028		300	308
Royal Bank of Canada
4.612% due 07/26/2027	CAD	500	358
Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		$1,000	990

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

6.534% due 01/10/2029 •		500	513
Standard Chartered PLC
5.005% due 10/15/2030 •		400	402
Sumisho Air Lease Corp.
4.850% due 03/24/2031		400	396
Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029		430	408
4.934% due 07/07/2032 •(a)		900	897
UBS Group AG
4.194% due 04/01/2031 •		700	684
4.588% due 08/10/2032 •		1,400	1,374
5.617% due 09/13/2030 •		600	614
6.246% due 09/22/2029 •		1,000	1,031
Wells Fargo & Co.
2.879% due 10/30/2030 •		800	753
4.182% due 01/23/2030 •		700	691
4.577% due 05/20/2029 •		700	698
5.083% due 04/26/2028 •(c)	CAD	900	645
Winston RE Ltd.
8.300% (BRMMUSDF + 4.750%) due 05/04/2033 ~		$250	251
8.800% (BRMMUSDF + 5.250%) due 05/04/2033 ~		250	251

			68,078

INDUSTRIALS 8.9%
Abu Dhabi National Energy Co. PJSC
4.750% due 03/09/2037		400	383
AP Moller - Maersk AS
5.875% due 09/14/2033		500	522
Beignet Investor LLC
6.581% due 05/30/2049		3,500	3,572
BMW U.S. Capital LLC
4.300% due 03/17/2028		600	597
5.050% due 03/21/2030		500	504
Broadcom, Inc.
4.200% due 10/15/2030		400	392
CDW LLC/CDW Finance Corp.
3.250% due 02/15/2029		1,400	1,339
Centene Corp.
3.000% due 10/15/2030		500	453
3.375% due 02/15/2030		1,100	1,026
Chpe LLC
4.875% due 06/30/2031		1,900	1,897
Conagra Brands, Inc.
5.750% due 08/01/2035		1,500	1,516
Coty, Inc.
4.500% due 05/15/2027	EUR	300	344
Denso Corp.
4.420% due 09/11/2029		$700	696
Ferguson Finance PLC
3.250% due 06/02/2030		800	754
Fidelity National Information Services, Inc.
3.201% (EUR003M + 0.850%) due 03/10/2028 ~	EUR	600	687
Gartner, Inc.
4.950% due 03/20/2031		$2,400	2,334
Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		300	303
Hyundai Capital America
4.250% due 01/08/2029		1,700	1,678
4.600% due 04/06/2028		100	100
JDE Peet’s NV
0.500% due 01/16/2029	EUR	200	213
1.125% due 06/16/2033		200	190
2.250% due 09/24/2031		$500	433
Marriott International, Inc.
4.500% due 10/15/2031		600	592
Mercedes-Benz Finance North America LLC
4.900% due 11/15/2027		500	503
Mondelez International, Inc.
4.625% due 07/03/2031	CAD	500	366
MSCI, Inc.
3.625% due 09/01/2030		$1,600	1,514
NTT Finance Corp.
5.502% due 07/16/2035		800	805
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031		600	538
3.400% due 05/01/2030		15	14
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700% due 04/15/2036		400	381
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		2,240	2,234
ServiceNow, Inc.
4.250% due 05/15/2028		600	598
Smurfit Kappa Treasury ULC
5.200% due 01/15/2030		300	305

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

Smurfit Westrock Financing DAC
5.185% due 01/15/2036		700	693
5.418% due 01/15/2035		500	506
Snam SpA
5.000% due 05/28/2030		600	603
Sociedad Transmisora Metropolitana SpA
6.385% due 12/15/2055		900	920
T-Mobile USA, Inc.
4.850% due 01/15/2029		500	503
VF Corp.
2.950% due 04/23/2030		500	456
Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032		200	181
Volkswagen Group of America Finance LLC
4.850% due 09/11/2030		200	199
5.650% due 03/25/2032		1,400	1,420
Xylem, Inc.
5.450% due 06/01/2036		800	815

			34,079

UTILITIES 7.7%
AES Corp.
2.450% due 01/15/2031		300	268
5.450% due 06/01/2028		700	708
Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041		564	558
Avangrid, Inc.
3.800% due 06/01/2029		400	389
Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053		500	496
Duke Energy Carolinas LLC
3.950% due 11/15/2028		500	494
Duke Energy Florida LLC
2.500% due 12/01/2029		625	585
EDP Finance BV
1.710% due 01/24/2028		2,200	2,107
ENEL Finance International NV
2.500% due 07/12/2031		1,250	1,114
4.625% due 06/15/2027		500	501
Eversource Energy
4.450% due 12/15/2030		700	688
Hanwha Energy USA Holdings Corp.
4.375% due 07/02/2028		400	399
Interstate Power & Light Co.
4.100% due 09/26/2028		1,100	1,088
MidAmerican Energy Co.
3.150% due 04/15/2050		700	472
3.650% due 04/15/2029		450	440
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031		400	345
New York State Electric & Gas Corp.
5.300% due 08/15/2034		600	606
5.650% due 08/15/2028		500	509
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		1,850	1,760
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		800	721
NSTAR Electric Co.
3.250% due 05/15/2029		1,000	967
3.950% due 04/01/2030		870	849
Oncor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	300	346
Pacific Gas & Electric Co.
3.000% due 06/15/2028		$900	871
5.050% due 10/15/2032		600	597
6.700% due 04/01/2053		1,265	1,317
Public Service Co. of Colorado
3.700% due 06/15/2028		700	691
Public Service Co. of Oklahoma
2.200% due 08/15/2031		875	770
Public Service Enterprise Group, Inc.
5.875% due 10/15/2028		1,500	1,539
Renew Treasury Ifsc Pvt Ltd.
6.500% due 02/02/2031		400	396
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		600	581
RWE Finance U.S. LLC
5.125% due 09/18/2035		1,600	1,562
San Diego Gas & Electric Co.
4.950% due 08/15/2028		1,400	1,411
Solar Star Funding LLC
5.375% due 06/30/2035		254	253
Southern California Edison Co.
2.500% due 06/01/2031		1,275	1,139
2.750% due 02/01/2032		300	267

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

3.450% due 02/01/2052	200	132
4.125% due 03/01/2048	100	75
5.250% due 03/15/2030	300	303
Southwestern Public Service Co.
3.750% due 06/15/2049	200	148
Wisconsin Electric Power Co.
4.750% due 09/30/2032	300	301
Wisconsin Power & Light Co.
4.950% due 04/01/2033	300	300
5.375% due 03/30/2034	300	305

		29,368

Total Corporate Bonds & Notes (Cost $131,156)		131,525

U.S. GOVERNMENT AGENCIES 37.8%
Federal Home Loan Mortgage Corp.
4.000% due 09/01/2052 - 12/01/2052	4,872	4,573
4.500% due 08/01/2053	3,631	3,498
5.000% due 06/01/2053 - 07/01/2053	7,969	7,876
5.500% due 10/01/2053 - 12/01/2054	25,448	25,615
Federal Home Loan Mortgage Corp. REMICS
4.528% due 10/25/2055 •	340	342
4.628% due 06/25/2055 •	360	364
4.642% due 07/25/2056 •	300	300
4.650% due 07/25/2056 •	500	501
4.928% due 01/25/2055 •	357	360
Federal National Mortgage Association
4.000% due 12/01/2052	8,117	7,626
4.500% due 07/01/2052 - 07/01/2053	10,144	9,796
5.000% due 05/01/2053 - 04/01/2054	15,163	15,008
Federal National Mortgage Association REMICS
4.808% due 08/25/2055 •	411	414
5.128% due 06/25/2055 •	597	606
Government National Mortgage Association REMICS
4.111% due 10/20/2060 •	20	20
4.281% due 09/20/2065 •	296	296
Government National Mortgage Association, TBA
4.000% due 07/01/2056	2,300	2,138
4.500% due 07/01/2056	2,300	2,210
5.000% due 07/01/2056	2,600	2,564
6.000% due 09/01/2056	940	958
Tennessee Valley Authority
1.500% due 09/15/2031	60	52
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056	2,430	2,270
4.500% due 07/01/2056	27,700	26,540
5.000% due 07/01/2056	3,100	3,046
5.500% due 08/01/2056	18,946	18,981
6.000% due 08/01/2056	8,140	8,295

Total U.S. Government Agencies (Cost $143,497)		144,249

U.S. TREASURY OBLIGATIONS 21.1%
U.S. Treasury Bonds
1.375% due 08/15/2050	500	245
1.625% due 11/15/2050	3,100	1,621
1.750% due 08/15/2041	600	402
1.875% due 02/15/2051	9,860	5,483
1.875% due 11/15/2051	775	426
2.000% due 11/15/2041	600	416
2.000% due 02/15/2050	2,300	1,341
2.000% due 08/15/2051	2,525	1,438
2.250% due 05/15/2041	14,673	10,702
2.250% due 08/15/2049	4,243	2,640
2.375% due 11/15/2049	790	503
2.375% due 05/15/2051	735	460
2.875% due 05/15/2049	2,900	2,060
3.000% due 02/15/2048	700	516
3.000% due 08/15/2048	400	293
3.000% due 02/15/2049	1,600	1,167
3.125% due 05/15/2048	600	451
3.250% due 05/15/2042	100	82
3.375% due 08/15/2042	200	167
3.375% due 11/15/2048	900	704
3.625% due 08/15/2043	175	149
3.625% due 05/15/2053	2,500	1,999
3.750% due 08/15/2041	10,027	8,916
3.875% due 05/15/2043	3,047	2,694
4.000% due 11/15/2042	306	276
4.250% due 08/15/2054	600	536
4.375% due 05/15/2041	489	469
4.375% due 08/15/2043	2,040	1,919
4.500% due 02/15/2044	877	836
4.500% due 11/15/2054	1,300	1,210
4.625% due 05/15/2044	300	290

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

4.625% due 11/15/2055		8,100	7,707
4.875% due 08/15/2045		1,108	1,100
U.S. Treasury Inflation Protected Securities (b)
0.125% due 02/15/2051		3,836	2,031
0.250% due 02/15/2050		129	73
0.750% due 02/15/2045		424	302
0.875% due 02/15/2047		138	97
1.000% due 02/15/2048		189	135
1.500% due 02/15/2053		526	400
2.125% due 02/15/2054		1,377	1,203
2.375% due 02/15/2055		2,216	2,041
0.125% due 01/15/2030 (f)		5,694	5,348
U.S. Treasury Notes
3.500% due 01/31/2030		375	367
3.750% due 04/30/2028		300	298
3.875% due 04/30/2030		350	346
4.000% due 01/31/2031		450	446
4.125% due 03/31/2031		199	198
4.250% due 02/28/2031		450	451
4.250% due 08/15/2035		99	98
4.625% due 04/30/2031		493	502
4.625% due 02/15/2035		7,000	7,112

Total U.S. Treasury Obligations (Cost $83,606)			80,666

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Benchmark Mortgage Trust
3.976% due 07/15/2051		70	70
4.077% due 07/15/2051		979	976
Chase Home Lending Mortgage Trust
4.962% due 02/25/2057 •		900	902
Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	5,700	3,933
VASA Trust
4.640% due 07/15/2039 •		$500	491

Total Non-Agency Mortgage-Backed Securities (Cost $6,117)			6,372

ASSET-BACKED SECURITIES 6.2%
AUTOMOBILE SEQUENTIAL 0.6%
BMW Vehicle Lease Trust
4.430% due 06/26/2028		1,000	1,002
Enterprise Fleet Financing LLC
4.650% due 10/20/2027		648	648
FHF Issuer Trust
5.690% due 02/15/2030		152	153
5.890% due 06/15/2030		89	89
6.790% due 10/15/2029		73	73
Toyota Auto Receivables Owner Trust
5.330% due 01/16/2029		199	201

			2,166

CMBS OTHER 0.9%
ACREC LLC
4.950% due 07/18/2043 «•		900	900
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		700	701
GS REFT Issuer Ltd.
5.139% due 10/19/2043 •		500	501
MF1 LLC
4.957% due 02/18/2040 •		1,200	1,201

			3,303

OTHER ABS 4.7%
ARES European CLO XIV DAC
3.234% due 10/21/2034 •	EUR	138	157
Capital Four CLO IV DAC
3.394% due 04/15/2038 •		1,400	1,600
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •		$365	366
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •		800	801
GoodLeap Sustainable Home Solutions Trust
6.500% due 07/20/2055		373	367
GreatAmerica Leasing Receivables Funding LLC
4.520% due 10/15/2027		719	720
GreenSky Home Improvement Issuer Trust
5.320% due 03/25/2060		1,400	1,414
Harvest CLO XVI DAC
3.464% due 10/15/2038 •	EUR	1,300	1,488
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •		$1,300	1,300

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

Iskandar Enterprise LLC
5.049% due 04/17/2056		300	298
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •		700	701
LCM 34 Ltd.
4.855% due 10/20/2034 •		750	751
Loanpal Solar Loan Ltd.
2.470% due 12/20/2047		25	21
Mosaic Solar Loan Trust
5.910% due 11/20/2053		92	90
Mountain View CLO LLC
4.549% due 04/14/2033 •		958	958
Navient Education Loan Trust
4.860% due 09/15/2056		1,280	1,275
PEAC Solutions Receivables LLC
4.940% due 10/20/2028		778	781
Post Road Equipment Finance LLC
4.900% due 05/15/2031		829	832
Romark CLO - IV Ltd.
4.819% due 07/10/2034 •		900	901
SMB Private Education Loan Trust
5.240% due 03/15/2056		491	494
Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		339	330
Switch ABS Issuer LLC
5.121% due 10/25/2055		1,100	1,084
Tesla Sustainable Energy Trust
5.080% due 06/21/2050		325	325
THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •		800	801
Wind River CLO Ltd.
4.785% due 07/20/2034 •		300	300

			18,155

Total Asset-Backed Securities (Cost $23,699)			23,624

SOVEREIGN ISSUES 4.2%
Australia Government Bonds
2.750% due 06/21/2035	AUD	1,100	654
BNG Bank NV
4.750% due 02/01/2030		$600	610
Brazil Government International Bonds
4.000% due 04/23/2030	EUR	600	688
Canada Government Bonds
3.250% due 12/01/2034	CAD	417	294
Chile Government International Bonds
4.850% due 01/22/2029		$500	504
Colombia Government International Bonds
5.375% due 01/21/2029		200	200
Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR	250	302
Development Bank of Japan, Inc.
5.125% due 09/01/2026		$500	501
European Union
1.250% due 02/04/2043	EUR	100	80
2.500% due 12/04/2031		100	112
2.875% due 10/05/2029		900	1,034
Mexico Government International Bonds
3.875% due 05/16/2031		1,100	1,249
4.490% due 05/25/2032		300	349
Nederlandse Waterschapsbank NV
4.000% due 06/01/2028		$200	199
Peru Government International Bonds
5.400% due 08/12/2034	PEN	1,400	400
6.150% due 08/12/2032		4,530	1,435
6.950% due 08/12/2031		801	267
Province of Quebec
4.450% due 09/01/2034	CAD	1,100	821
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	500	285
4.500% due 08/22/2035		100	65
Romania Government International Bonds
5.625% due 02/22/2036	EUR	400	461
Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	300	146
2.250% due 09/15/2033		300	173
U.K. Gilts
3.750% due 03/07/2027	GBP	2,800	3,707

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

4.375% due 07/31/2054	1,248	1,391

Total Sovereign Issues (Cost $15,651)		15,927

SHORT-TERM INSTRUMENTS 11.2%
COMMERCIAL PAPER 1.4%
Constellation Energy Generation LLC
4.060% due 07/07/2026	$900	899
4.100% due 08/06/2026	900	896
Global Payments, Inc.
4.220% due 07/01/2026	900	900
Jabil, Inc.
4.150% due 08/07/2026	900	896
Keurig Dr. Pepper, Inc.
4.350% due 07/24/2026	900	897
Penske Truck Leasing Co. LP
4.060% due 07/29/2026	900	897

		5,385

REPURCHASE AGREEMENTS (d) 9.8%		37,300

Total Short-Term Instruments (Cost $42,686)		42,685

Total Investments in Securities (Cost $446,412)		445,048

Total Investments 116.5% (Cost $446,412)		$445,048
Financial Derivative Instruments (e)(g) 1.0%(Cost or Premiums, net $4,393)		3,797
Other Assets and Liabilities, net (17.5)%		(66,965)

Net Assets 100.0%		$381,880

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.

(c)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wells Fargo & Co.	5.083%	04/26/2028	04/09/2026	$661	$645	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	3.690%	06/30/2026	07/01/2026	$37,300	U.S. Treasury Inflation-Indexed Notes 1.875% due 07/15/2035	$(37,879)	$37,300	$37,304

Total Repurchase Agreements						$(37,879)	$37,300	$37,304

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(3) at a weighted average interest rate of 3.800%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	4	$4	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	9	9	(1)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	4	4	(1)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	9	9	(2)	0

Total Written Options					$(5)	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	395	$43,407	$351	$0	$(117)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	191	39,371	(35)	0	(22)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	330	35,325	61	0	(62)
Eurex 10 Year Euro BUND Futures	09/2026	4	582	6	0	(1)
Long Gilt Futures	09/2026	63	7,455	135	11	(38)
SFE 10 Year Australian Bond Futures	09/2026	16	1,217	16	2	(4)
Three Month SONIA Index Futures	06/2027	22	7,000	33	0	(3)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	2	225	4	0	(1)

				$571	$13	$(248)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Ultra U.S. Treasury Bond Futures	09/2026	16	$(1,859)	$(62)	$12	$0

Total Futures Contracts				$509	$25	$(248)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
MetLife, Inc.	1.000%	Quarterly	06/20/2031	0.744%	$100	$1	$0	$1	$0	$0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.506	200	3	0	3	0	0

						$4	$0	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030		$294	$19	$6	$25	$0	$0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		3,663	146	155	301	0	(2)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		13,400	235	63	298	0	(2)
CDX.iTraxx Europe Senior 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	6,100	154	0	154	1	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		1,280	24	9	33	0	0

						$578	$233	$811	$1	$(4)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.700%	Annual	03/28/2034	GBP	100	$0	$4	$4	$0	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		3,800	119	28	147	10	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		310	15	4	19	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	160,000	28	15	43	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		30,000	(20)	(10)	(30)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		20,000	(25)	(7)	(32)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		$900	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		3,200	46	32	78	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		4,900	0	45	45	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		200	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	2	2	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		1,100	(4)	0	(4)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		700	(5)	18	13	2	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		1,350	0	13	13	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		3,236	(3)	31	28	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		200	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		800	0	13	13	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		1,980	0	31	31	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		500	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		300	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		1,400	0	17	17	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		80	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		7,900	(59)	116	57	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	1	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		400	(1)	2	1	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		900	(6)	16	10	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		535	1	10	11	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		500	0	10	10	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		800	(2)	3	1	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		500	(1)	10	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		400	(13)	13	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		2,800	81	(19)	62	14	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		1,700	38	1	39	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	13	127	140	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.896	Annual	11/15/2054		1,070	0	54	54	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		300	0	22	22	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		700	13	70	83	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		200	0	19	19	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		100	0	9	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		3,800	63	187	250	40	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		5,550	185	(3)	182	61	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	11,500	(11)	(93)	(104)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	700	(10)	4	(6)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		500	(14)	9	(5)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		900	4	(15)	(11)	0	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		700	(1)	(27)	(28)	0	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		2,300	19	(50)	(31)	0	(1)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		200	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		300	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		400	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	(2)	(2)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		1,810	(9)	(24)	(33)	0	(2)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		1,140	22	(1)	21	2	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,400	(12)	(22)	(34)	0	0

							$443	$733	$1,176	$302	$(7)

Total Swap Agreements							$1,025	$966	$1,991	$303	$(11)

(f)	Securities with an aggregate market value of $676 and cash of $4,975 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	Unsettled variation margin asset of $2 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2026	CHF	283	$	351	$1	$0
	07/2026	INR	3,825		40	0	0
	07/2026	KRW	428,229		280	3	0
	07/2026	$	850	INR	80,442	0	(2)
	07/2026		71	JPY	11,308	0	(2)
	07/2026		208	NOK	1,929	0	(13)
	07/2026		163	SGD	211	0	0
	08/2026	SGD	211	$	163	0	0
	09/2026	INR	3,851		40	0	0
	09/2026	MXN	527		30	0	0
	09/2026	THB	14,466		436	0	(2)
	09/2026	$	95	INR	9,049	0	0
BPS	07/2026	AUD	274	$	189	0	(1)
	07/2026	BRL	5,941		1,144	0	(6)
	07/2026	CAD	1,055		745	1	0
	07/2026	CHF	78		99	3	0
	07/2026	IDR	22,001,715		1,226	1	(2)
	07/2026	INR	25,013		260	0	(4)
	07/2026	SGD	1,460		1,130	1	0
	07/2026	THB	6,524		200	4	0
	07/2026	TWD	10,352		326	1	0
	07/2026	$	1,152	BRL	5,941	0	(1)
	07/2026		403	GBP	306	3	0
	07/2026		186	IDR	3,326,455	0	0
	07/2026		958	INR	91,155	5	(2)
	07/2026		240	JPY	38,221	0	(5)
	07/2026		687	KRW	1,052,440	0	(7)
	07/2026		243	TWD	7,670	0	(2)
	07/2026		25	ZAR	415	0	0
	08/2026	IDR	8,992,350	$	500	0	(1)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

	08/2026	$	212	BRL	1,082	0	(5)
	08/2026		750	INR	71,111	0	0
	09/2026	IDR	3,803,619	$	209	0	(2)
	09/2026	MXN	2,884		164	0	0
	09/2026	THB	13,083		396	3	(3)
	09/2026	$	780	IDR	13,837,215	1	(14)
	09/2026		113	INR	10,753	0	0
	09/2026		40	THB	1,295	0	0
	12/2026		112	IDR	2,038,873	0	0
BRC	07/2026	NZD	3,680	$	2,176	86	0
	07/2026	TRY	8,855		184	0	(3)
	07/2026	$	2,673	TRY	127,637	5	0
	07/2026		126	ZAR	2,049	0	(1)
	09/2026		114	IDR	2,075,332	1	0
CBK	07/2026	CAD	81	$	57	0	0
	07/2026	IDR	461,979		26	0	0
	07/2026	INR	37,260		395	1	0
	07/2026	NOK	1,295		140	9	0
	07/2026	$	574	IDR	10,266,603	1	(2)
	07/2026		385	INR	37,260	9	0
	07/2026		1,029	JPY	166,200	0	(6)
	07/2026		20	KRW	29,898	0	(1)
	07/2026		148	PLN	543	0	(4)
	07/2026		57	SEK	528	0	(3)
	07/2026		87	TWD	2,747	0	(1)
	07/2026	ZAR	595	$	36	0	(1)
	09/2026	IDR	11,622,205		644	0	(1)
	09/2026	THB	2,931		89	0	0
	09/2026	$	165	IDR	2,943,609	0	(2)
	09/2026		80	INR	7,724	1	0
	09/2026		4	PEN	13	0	0
	10/2026	PEN	936	$	270	0	(2)
	12/2026		4,670		1,336	0	(22)
	12/2026	$	340	IDR	6,174,857	1	0
	05/2027	PEN	1,306	$	368	0	(10)
DUB	07/2026	$	40	NOK	371	0	(2)
	07/2026		148	PLN	550	0	(2)
	07/2026		126	SGD	163	0	0
	07/2026		59	ZAR	953	0	(1)
	08/2026	SGD	163	$	126	0	0
FAR	07/2026	GBP	5,266		7,081	96	0
	07/2026	INR	14,172		150	1	0
	07/2026	JPY	454,501		2,809	14	0
	07/2026	SEK	314		32	0	0
	07/2026	SGD	3,664		2,872	40	0
	07/2026	THB	19,398		590	5	0
	07/2026	$	149	INR	14,172	1	0
	07/2026		30	JPY	4,702	0	(1)
	07/2026		593	PLN	2,177	0	(14)
	07/2026		205	SGD	266	0	0
	07/2026		82	ZAR	1,357	1	0
	08/2026	SGD	266	$	205	0	0
	08/2026	$	2,809	JPY	453,311	0	(14)
	08/2026		32	SEK	314	0	0
	09/2026		73	INR	6,953	0	0
	09/2026		40	MXN	711	0	0
GLM	07/2026	BRL	2,134	$	417	4	0
	07/2026	IDR	2,864,353		160	0	0
	07/2026	KRW	185,462		120	0	0
	07/2026	$	420	BRL	2,134	0	(7)
	07/2026		6,406	CAD	9,116	21	0
	07/2026		160	IDR	2,864,353	0	0
	07/2026		120	KRW	185,436	0	0
	07/2026		618	PLN	2,306	0	(5)
	07/2026	ZAR	993	$	60	0	(1)
	08/2026	CAD	9,103		6,406	0	(22)
	08/2026	$	3,905	BRL	19,934	0	(74)
	08/2026		90	INR	8,609	1	0
	09/2026	IDR	2,881,127	$	160	0	0
	09/2026	MXN	3,447		196	0	0
	09/2026	THB	13,785		427	10	0
	09/2026	$	460	BRL	2,367	0	(8)
	09/2026		507	IDR	9,104,944	1	(3)
	09/2026		370	INR	35,544	4	0
JPM	07/2026	AUD	3,892	$	2,774	80	0
	07/2026	BRL	2,941		571	2	0
	07/2026	INR	32,610		345	1	0
	07/2026	KRW	57,310		37	0	0
	07/2026	NOK	1,414		143	0	0
	07/2026	$	568	BRL	2,941	2	0
	07/2026		482	GBP	359	0	(6)
	07/2026		48	IDR	865,500	0	0
	07/2026		346	INR	32,610	0	(1)
	07/2026		37	KRW	57,303	0	0
	07/2026		437	PLN	1,593	0	(14)
	07/2026		195	THB	6,524	1	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

	08/2026		143	NOK	1,414	0	0
	09/2026	IDR	5,673,395	$	318	4	0
	09/2026	MXN	352		20	0	0
	09/2026	THB	13,635		416	5	(2)
	09/2026	$	761	INR	72,474	1	0
	09/2026		4,061	MXN	70,681	0	(44)
	10/2026		571	BRL	3,005	0	(2)
	12/2026		1,117	MXN	19,681	0	(6)
MBC	07/2026	AUD	1,310	$	932	25	0
	07/2026	CHF	723		919	25	0
	07/2026	INR	7,697		82	0	0
	07/2026	KRW	80,388		53	1	0
	07/2026	NOK	456		46	0	0
	07/2026	NZD	1,093		626	6	0
	07/2026	SEK	192		20	0	0
	07/2026	$	2,086	AUD	3,023	7	0
	07/2026		252	EUR	220	0	(1)
	07/2026		310	INR	29,929	5	0
	07/2026		521	JPY	82,876	0	(12)
	07/2026		95	NOK	881	0	(6)
	08/2026	AUD	3,023	$	2,085	0	(7)
	08/2026	$	46	NOK	456	0	0
	08/2026		20	SEK	192	0	0
	09/2026		519	INR	49,668	3	0
MYI	07/2026	SGD	736	$	567	0	(2)
SCX	07/2026	INR	6,750		71	0	0
	07/2026	$	112	IDR	2,007,471	0	0
	07/2026		231	INR	22,114	3	0
	07/2026		411	KRW	588,458	0	(31)
	08/2026		223	INR	21,384	2	0
	09/2026	IDR	4,539,990	$	252	0	(1)
	09/2026	THB	4,893		152	3	0
	09/2026	$	274	IDR	4,920,165	1	(2)
	09/2026		71	INR	6,795	0	0
SOG	07/2026	EUR	15,219	$	17,754	364	0
	07/2026	$	1,693	AUD	2,453	6	0
	07/2026		1,340	CHF	1,084	2	0
	07/2026		17,061	EUR	14,999	77	0
	07/2026		952	JPY	151,250	0	(22)
	07/2026		3,957	SGD	5,125	5	0
	08/2026	AUD	2,453	$	1,691	0	(6)
	08/2026	CAD	171		120	0	0
	08/2026	CHF	1,080		1,340	0	(2)
	08/2026	EUR	14,999		17,085	0	(76)
	08/2026	NZD	4,773		2,707	0	(7)
	08/2026	SGD	5,113		3,957	0	(5)
SSB	07/2026	CAD	8,315		6,030	167	0
	07/2026	$	59	CAD	83	0	0
	07/2026		6,082	GBP	4,601	21	0
	08/2026	CAD	83	$	59	0	0
	08/2026	GBP	4,601		6,082	0	(21)
	08/2026	$	400	KRW	619,316	1	0
UAG	07/2026		151	PLN	552	0	(4)
	08/2026	SGD	94	$	73	0	0
	09/2026	THB	697		21	0	0

Total Forward Foreign Currency Contracts						$1,160	$(567)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660%	12/29/2026	7,300	$13	$13
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/13/2026	27,400	60	0
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	12/29/2026	9,700	17	17
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.400	12/29/2026	18,800	12	13

Total Purchased Options							$102	$43

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	268	$(1)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	474	(1)	0
MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	689	(2)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	688	(2)	0

						$(6)	$0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200%	07/20/2026	2,600	$(2)	$(1)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.953	12/29/2026	840	(13)	(13)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.000	07/13/2026	27,400	(24)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	07/13/2026	27,400	(30)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.943	12/29/2026	1,120	(17)	(17)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.690	12/29/2026	1,080	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.702	12/29/2026	1,080	(6)	(7)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	200	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	200	0	(1)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.150	07/01/2026	600	0	0

							$(100)	$(46)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	$92.891	07/06/2026	$300	$(1)	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	500	(3)	0

					$(4)	$0

Total Written Options					$(110)	$(46)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	11,900	$2,710	$(179)	$2,531	$0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		3,358	671	(66)	605	0

Total Swap Agreements							$3,381	$(245)	$3,136	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$68,078	$0	$68,078
Industrials	0	34,079	0	34,079
Utilities	0	29,368	0	29,368
U.S. Government Agencies	0	144,249	0	144,249
U.S. Treasury Obligations	0	80,666	0	80,666
Non-Agency Mortgage-Backed Securities	0	2,439	3,933	6,372
Asset-Backed Securities
Automobile Sequential	0	2,166	0	2,166
CMBS Other	0	3,303	0	3,303
Other ABS	0	18,155	0	18,155
Sovereign Issues	0	15,927	0	15,927
Short-Term Instruments
Commercial Paper	0	5,385	0	5,385
Repurchase Agreements	0	37,300	0	37,300

Total Investments	$0	$441,115	$3,933	$445,048

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	315	0	328
Over the counter	0	4,339	0	4,339

	$13	$4,654	$0	$4,667
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(46)	(213)	0	(259)
Over the counter	0	(613)	0	(613)

	$(46)	$(826)	$0	$(872)

Total Financial Derivative Instruments	$(33)	$3,828	$0	$3,795

Totals	$(33)	$444,943	$3,933	$448,843

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$3,933	$0	$0	$0	$0	$0	$0	$0	$3,933	$0
Asset-Backed Securities	0	0	0	0	0	0	0	0	0	0

Totals	$3,933	$0	$0	$0	$0	$0	$0	$0	$3,933	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$3,933	Discounted Cash Flow	Discount Rate	5.814	—

Total	$3,934

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust